Property And Equipment, Net - Schedule of Property And Equipment, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost:
Property, Plant and Equipment, Gross		$ 17,762	$ 13,829
Accumulated depreciation		4,517	2,490
Total	$ 14,053	13,245	11,339
Computers and software [Member]
Cost:
Property, Plant and Equipment, Gross		3,680	2,527
Office furniture and equipment [Member]
Cost:
Property, Plant and Equipment, Gross		557	511
Electronic equipment [Member]
Cost:
Property, Plant and Equipment, Gross		8,931	6,467
Leasehold improvements [Member]
Cost:
Property, Plant and Equipment, Gross		$ 4,594	$ 4,324